Property and equipment, net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 7 — Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Office electronic equipment	37,520	-	-
Office fixtures and furniture	139,119	142,413	19,983
Vehicles	1,201,452	1,201,452	168,582
Leasehold improvements	271,572	-	-
Subtotal	1,649,663	1,343,865	188,565
Less: accumulated depreciation	(899,711)	(757,857)	(106,339)
Total	749,952	586,008	82,226

Depreciation expense occurred during the year ended December 31, 2023 and the six months ended June 30, 2024 amounted to RMB 175,718 and RMB 165,362 (USD 23,203), respectively.